Fair value measurement	12 Months Ended
Dec. 31, 2011
Fair value measurement

Note 22—Fair value measurement

The guidance related to “Fair Value Measurement,” included in ASC 820 defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value. It establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and expands the disclosures about instruments measured at fair value. ASC 820 requires consideration of a company’s own creditworthiness when valuing liabilities.

The standard provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on a AA credit curve. Then, to arrive at a fair value that incorporates counterparty credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

ASC 820 established a three-level valuation hierarchy for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are recent quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities and derivative financial instruments actively traded on exchanges and U.S. Treasury securities and U.S. Government securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market observable data. Examples in this category are certain variable and fixed rate agency and non-agency securities, corporate debt securities and derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include interests in certain securitized financial assets, certain private equity investments, and derivative contracts that are highly structured or long-dated.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include highly liquid government bonds, money market mutual funds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and European floating rate notes.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as FDIC-insured debt and sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include other debt securities and securities of state and political subdivisions.

At Dec. 31, 2011, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the ASC 820 hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the senior note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment income and interest of investment management fund note holders, respectively.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchanged-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and we classify them in Level 2 of the valuation hierarchy. Such derivatives include basic swaps and options and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow, are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation rates are unobservable. The fair value of these derivatives compose less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 25 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses on unfunded lending-related commitments carried at fair value are classified in Other assets and Other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations which are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investment through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

The following tables present the financial instruments carried at fair value at Dec. 31, 2011 and 2010, by caption on the consolidated balance sheet and by ASC 820 valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2011.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-		$17,326
U.S. Government agencies	-	958	-	-		958
Sovereign debt	44	11,910	-	-		11,954
State and political subdivisions (b)	-	2,694	45	-		2,739
Agency RMBS	-	26,796	-	-		26,796
Alt-A RMBS	-	273	-	-		273
Prime RMBS	-	815	-	-		815
Subprime RMBS	-	418	-	-		418
Other RMBS	-	903	-	-		903
Commercial MBS	-	3,339	-	-		3,339
Asset-backed CLOs	-	1,444	-	-		1,444
Other asset-backed securities	-	532	-	-		532
Equity securities	9	21	-	-		30
Money market funds (b)	973	-	-	-		973
Other debt securities	-	4,360	3	-		4,363
Foreign covered bonds	1,820	605	-	-		2,425
Alt-A RMBS (c)	-	1,879	-	-		1,879
Prime RMBS (c)	-	1,175	-	-		1,175
Subprime RMBS (c)	-	125	-	-		125
Total available-for-sale	20,172	58,247	48	-		78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-		2,203
Derivative assets:
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047	) (g)	5,658
Total trading assets	5,259	28,489	160	(26,047)		7,861
Loans	-	10	-	-		10
Other assets (e)	672	1,019	157	-		1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)		88,186
Percentage of assets prior to netting	22.9%	76.8%	0.3%
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-		10,751
Other assets	453	143	-	-		596
Total assets of consolidated investment management funds	776	10,571	-	-		11,347
Total assets	$26,879	$98,336	$365	$(26,047)		$99,533
Percentage of assets prior to netting	21.4%	78.3%	0.3%
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-		$955
Derivative liabilities:
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009	) (g)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)		8,071
Long-term debt (b)	-	326	-	-		326
Other liabilities (f)	14	368	-	-		382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)		8,779
Percentage of liabilities prior to netting	14.2%	84.9%	0.9%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-		10,053
Other liabilities	2	30	-	-		32
Total liabilities of consolidated investment management funds	2	10,083	-	-		10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)		$18,864
Percentage of liabilities prior to netting	10.9%	88.4%	0.7%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2010
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,609	$-	$-	$-		$12,609
U.S. Government agencies	-	1,005	-	-		1,005
Sovereign debt	27	8,522	-	-		8,549
State and political subdivisions (b)	-	498	10	-		508
Agency RMBS	-	19,727	-	-		19,727
Alt-A RMBS	-	470	-	-		470
Prime RMBS	-	1,227	-	-		1,227
Subprime RMBS	-	508	-	-		508
Other RMBS	-	1,331	-	-		1,331
Commercial MBS	-	2,639	-	-		2,639
Asset-backed CLOs	-	249	-	-		249
Other asset-backed securities	-	539	-	-		539
Equity securities	18	29	-	-		47
Money market funds (b)	2,538	-	-	-		2,538
Other debt securities	91	3,193	58	-		3,342
Foreign covered bonds	2,260	608	-	-		2,868
Alt-A RMBS (c)	-	2,513	-	-		2,513
Prime RMBS (c)	-	1,825	-	-		1,825
Subprime RMBS (c)	-	158	-	-		158
Total securities available-for-sale	17,543	45,041	68	-		62,652
Trading assets:
Debt and equity instruments (d)	1,598	710	32	-		2,340
Derivative assets:
Interest rate	272	15,260	119	N/A
Foreign exchange	3,561	100	-	N/A
Equity	79	370	-	N/A
Other	1	1	-	N/A
Total derivative assets	3,913	15,731	119	(15,827	) (g)	3,936
Total trading assets	5,511	16,441	151	(15,827)		6,276
Loans	-	-	6	-		6
Other assets (e)	52	910	113	-		1,075
Subtotal assets of operations at fair value	$23,106	$62,392	$338	$(15,827)		$70,009
Percentage of assets prior to netting	26.9%	72.7%	0.4%
Assets of consolidated investment management funds:
Trading assets	279	13,842	-	-		14,121
Other assets	499	144	2	-		645
Total assets of consolidated investment management funds	778	13,986	2	-		14,766
Total assets	$23,884	$76,378	$340	$(15,827)		$84,775
Percentage of assets prior to netting	23.8%	75.9%	0.3%
Trading liabilities:
Debt and equity instruments	$1,277	$443	$6	$-		$1,726
Derivative liabilities:
Interest rate	-	16,126	149	N/A
Foreign exchange	3,648	59	-	N/A
Equity	54	304	22	N/A
Other	-	4	-	N/A
Total derivative liabilities	3,702	16,493	171	(15,181	) (g)	5,185
Total trading liabilities	4,979	16,936	177	(15,181)		6,911
Long-term debt (b)	-	269	-	-		269
Other liabilities (f)	115	473	2	-		590
Subtotal liabilities at fair value	$5,094	$17,678	$179	$(15,181)		$7,770
Percentage of liabilities prior to netting	22.2%	77.0%	0.8%
Liabilities of consolidated investment management funds:
Trading liabilities	-	13,561	-	-		13,561
Other liabilities	2	-	-	-		2
Total liabilities of consolidated investment management funds	2	13,561	-	-		13,563
Total liabilities	$5,096	$31,239	$179	$(15,181)		$21,333
Percentage of liabilities prior to netting	14.0%	85.5%	0.5%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2011					Dec. 31, 2010
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$99	-%	-%	-%	100%	$187	-%	-%	-%	100%
2005	113	-	-	-	100	209	-	-	-	100
2004 and earlier	61	27	13	47	13	74	70	25	5	-
Total Alt-A RMBS	$273	6%	3%	11%	80%	$470	11%	4%	1%	84%
Prime RMBS, originated in:
2007	$121	38%	4%	-%	58%	$254	50%	28%	7%	15%
2006	75	-	-	-	100	166	-	39	-	61
2005	230	32	-	-	68	310	39	-	14	47
2004 and earlier	389	29	38	11	22	497	79	12	6	3
Total prime RMBS	$815	28%	19%	5%	48%	$1,227	52%	16%	8%	24%
Subprime RMBS, originated in:
2007	$2	-%	2%	98%	-%	$5	-%	8%	92%	-%
2005	82	23	12	29	36	97	25	12	12	51
2004 and earlier	334	5	15	18	62	406	74	13	5	8
Total subprime RMBS	$418	8%	14%	21%	57%	$508	64%	13%	7%	16%
Commercial MBS—Domestic, originated in:
2009-2011	$200	100%	-%	-%	-%	$-	-%	-%	-%	-%
2008	25	16	84	-	-	-	-	-	-	-
2007	789	66	26	8	-	685	83	8	9	-
2006	892	85	15	-	-	582	90	10	-	-
2005	696	94	6	-	-	489	100	-	-	-
2004 and earlier	403	97	2	1	-	528	100	-	-	-
Total commercial MBS—Domestic	$3,005	84%	14%	2%	-%	$2,284	92%	5%	3%	-%
Foreign covered bonds:
Germany	$1,461	99%	1%	-%	-%	$2,260	99%	1%	-%	-%
Canada	795	100	-	-	-	608	100	-	-	-
Other	169	100	-	-	-	-	-	-	-	-
Total foreign covered bonds	$2,425	100%	-%	-%	-%	$2,868	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$686	72%	28%	-%	-%	$838	99%	1%	-%	-%
Ireland	203	-	50	47	3	299	92	8	-	-
Italy	150	100	-	-	-	218	100	-	-	-
Luxembourg	140	-	100	-	-	143	-	100	-	-
Australia	101	91	9	-	-	136	100	-	-	-
Germany	93	21	6	73	-	113	31	69	-	-
Netherlands	47	35	65	-	-	150	78	22	-	-
France	9	100	-	-	-	10	100	-	-	-
Total European floating rate notes—available-for-sale	$1,429	55%	34%	11%	-%	$1,907	85%	15%	-%	-%
Sovereign debt:
United Kingdom	$4,526	100%	-%	-%	-%	$3,214	100%	-%	-%	-%
France	2,790	100	-	-	-	1,845	100	-	-	-
Germany	2,347	100	-	-	-	3,065	100	-	-	-
Netherlands	2,230	100	-	-	-	396	100	-	-	-
Other	61	97	3	-	-	29	93	6	-	1
Total sovereign debt	$11,954	100%	-%	-%	-%	$8,549	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2007	$554	-%	-%	-%	100%	$792	-%	-%	-%	100%
2006	488	-	-	-	100	660	-	-	-	100
2005	628	5	-	1	94	820	2	-	4	94
2004 and earlier	209	-	4	27	69	241	22	46	19	13
Total Alt-A RMBS (b)	$1,879	2%	-%	3%	95%	$2,513	3%	4%	3%	90%
Prime RMBS (b), originated in:
2007	$370	-%	-%	-%	100%	$679	-%	-%	-%	100%
2006	308	-	-	-	100	431	-	-	-	100
2005	465	-	4	-	96	672	2	5	1	92
2004 and earlier	32	9	-	22	69	43	49	47	-	4
Total prime RMBS (b)	$1,175	-%	2%	1%	97%	$1,825	2%	3%	-%	95%
Subprime RMBS (b), originated in:
2007	$3	-%	-%	-%	100%	$15	-%	-%	-%	100%
2006	74	-	-	-	100	89	-	-	-	100
2005	11	-	-	-	100	13	-	-	-	100
2004 and earlier	37	5	34	-	61	41	53	-	-	47
Total subprime RMBS (b)	$125	2%	10%	-%	88%	$158	14%	-%	-%	86%
(a)	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Changes in Level 3 fair value measurements

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(a)	-	(a)	6	(b)	15 (b)	-	9 (c)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses					$4		$15	$-	$-	$19
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (a)	(2	) (b)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$142	$-		$142
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in other revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized gains/(losses) recorded in				Purchases, issuances and settlements, net	Transfers in/(out) of Level 3		Fair value Dec. 31, 2010	Change in unrealized gains and (losses) related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Available-for-sale securities:
Asset-backed CLOs	$6	$-		$-		$-	$(6)		$-	$-
State and political subdivisions	-	1		-		-	9		10	1
Other debt securities	50	2		-		8	(2)		58	2
Total available-for-sale	56	3	(a)	-	(a)	8	1		68	3
Trading assets:
Debt and equity instruments	170	(1	) (b)	-		3	(140)		32	-
Derivative assets:
Interest rate	121	(19)		-		2	15		119	28
Equity	25	(25)		-		-	-		-	-
Total derivative assets	146	(44	) (b)	-		2	15		119	28
Total trading assets	316	(45)		-		5	(125)		151	28
Loans	25	2		-		(18)	(3)		6	-
Other assets	164	13	(c)	-		(4)	(60)		113	-
Total assets	$561	$(27)		$-		$(9)	$(187	) (d)	$338	$31
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive loss except for other than temporary impairment losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.
(d)	Primarily relates to investments consolidated in accordance with ASC 810.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized (gains)/losses recorded in			Purchases, issuances and settlements, net	Transfers in/(out) of Level 3	Fair value Dec. 31, 2010	Change in unrealized (gains) and losses related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Trading liabilities:
Debt and equity instruments	$-	$-		$-	$6	$-	$6	$-
Derivative liabilities:
Interest rate	54	88		-	9	(2)	149	122
Equity	38	(31)		-	15	-	22	-
Total derivative liabilities	92	57	(a)	-	24	(2)	171	122
Total trading liabilities	92	57		-	30	(2)	177	122
Other liabilities	3	(1	) (b)	-	-	-	2	-
Total liabilities	$95	$56		$-	$30	$(2)	$179	$122
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.

Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to fair value our assets, liabilities and unfunded lending-related commitments although they are not measured at fair value on an ongoing basis. An example would be the recording of an impairment of an asset.

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2011 and 2010.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2010 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$188	$53	$241
Other assets (b)	-	6	-	6
Total assets at fair value on a nonrecurring basis	$-	$194	$53	$247
(a)	During the years ended Dec. 31, 2011 and 2010, the fair value of these loans was reduced $32 million and $15 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.